UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03074

(Investment Company Act file number)

Northeast Investors Growth Fund

(Exact name of registrant as specified in charter)

100 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

(617) 523-3588

(Registrant’s telephone number, including area code)

Robert Kane

100 High Street

Boston, MA 02110

(Name and address of agent for service)

December 31

Date of fiscal year end

June 30, 2013

Date of reporting period

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Northeast Investors Growth Fund	Shareholder Letter

Dear Fellow Shareholders:

The first six months of 2013 saw equity markets resume their upward march of the past few years. Our Northeast Investors Growth Fund recorded an advance of 7.0% through June, though this disappointingly trailed the 13.8% advance of our benchmark S&P 500. Roughly two-thirds of this deficit occurred in the first quarter of the year due to our initial sector positioning and some security selection. While we are dissatisfied with this performance we remain optimistic in our current holdings for the latter part of the year.

If nothing else, January 1st brought with it some much needed clarity on domestic fiscal matters. The United States averted the worst of the “fiscal cliff” as tax increases were approved on only the highest earners, but the “sequester” and the elimination of the payroll tax holiday still took effect. No longer waiting on Congress to act, equity markets refocused on improving fundamentals at home and rallied more than 10% in the first quarter. However, this was a unique “risk-off” rally as the most commonly defensive sectors such as Health Care, Consumer Staples and Utilities vastly outperformed the rest of the market. Part of the reason for their performance may be attributed to investors beginning to regard these sectors as bond-like substitutes (with low volatility and high yields) because of their dissatisfaction with the paltry income being offered by bonds.

U.S. markets advanced in a similar fashion in April before displaying signs of a cyclical rotation in May when the Financial, Industrial and Energy sectors enjoyed a strong rally. The second quarter closed amidst a backdrop of fear that the Federal Reserve would step off the pedal of quantitative easing. The mere chatter alone that the Fed would begin tapering their purchases saw the 10-year bond jump a whopping 100 basis points in six weeks to close the quarter at 2.6%. Here the U.S. equity markets saw their first correction of the year – nearly 6% – before recovering in the final week to close the quarter up almost 3%.

The U.S. markets as a whole were the place to be during the first half of the year. Much of Europe saw only single-digit advances as many economies there remain mired in recession but are beginning to show signs of slow improvement. Weakening commodity demand in China and Brazil led to collapses in materials prices and further dragged down the Emerging Markets indices to returns of -10%. Japan’s Nikkei was the best performing market advancing some 32% on the back of its own aggressive stimulus program.

As to the Fund, our beginning sector positioning hurt us, in particular, our heavy overweight in Information Technology. This sector alone was responsible for more than half of our negative attribution through June and was the second weakest performer in the S&P 500, returning only 5.5%. In a sudden reach for battered-down income plays, the names that shined the most and which we did not own were largely the darlings of yesteryear –Hewlett-Packard (+76%), Dell (+33%), Microsoft (+31%) and Intel (+20%). Our top Information Technology holdings of Apple, Oracle, EMC and Qualcomm all saw sustained weakness on the back of margin erosion fears from fierce competition and ongoing weakness in enterprise spending.

Our two recently converted REIT names hampered the performance of the Financials sector. American Tower and Weyerhaeuser, which maintain heavily debt-laden capital structures, began to sell off as interest rates spiked in late May. The latter also succumbed to both a sharp drop in lumber prices and investor disapproval that a strategic acquisition would be financed in part with equity.

Semi-Annual Report | June 30, 2013	1

Northeast Investors Growth Fund	Shareholder Letter

Lastly, the Fund was hurt by the weak performance of our biggest individual positions. A handful of our star performers from 2012 sharply hit the brakes this year. Apple, American Tower, Oracle and Diageo comprised 18% of the Fund in January after having advanced more than 30% last year. Each was negative for this period, led by Apple’s 25% fall.

There were, however, some bright spots in the Fund. The Consumer Discretionary sector continued its strong performance, led by VF Corp (+29%), Disney (+27%), and Williams-Sonoma (+24% since purchased in March). VF Corp has begun to successfully integrate the acquisition of Timberland into its already formidable retail portfolio which includes North Face, Wrangler, Vans, and JanSport among others. Disney continues to benefit from the recovery of its parks division as well as overall strength across its content segments (Disney, ABC and particularly ESPN). New to the Fund in March, Williams-Sonoma has performed well, benefitting from the second leg of the housing recovery. As consumers begin to either furnish their new homes or refurnish their existing homes, Williams-Sonoma has profited through its portfolio of specialty home furnishings brands – Williams-Sonoma, Pottery Barn, West Elm, and Rejuvenation.

Strength was also seen in two of our top Industrial positions –Honeywell (+26%) and Union Pacific (+24%). Honeywell continues to gain favor in the markets as a near pure play on the theme of increasing global energy efficiency. Driving this movement is its energy and security building management solutions as well as its automobile turbochargers which provide similar power and performance but with far less emissions. As the economy has gained steam, Union Pacific has seen a nice rise in the number and size of carloads. Our nation’s largest railroad company benefits from its proximity to the West Coast and Mexico due to increased imports from those regions. In addition, its proximity to the oil fields of North Dakota and Texas has proven advantageous to the company as rails are becoming the preferred mode of oil transportation in order to deal with widespread pipeline congestion.

At the time of this writing, equity markets are at new record highs. We continue to see room to run since the most common alternatives in the fixed income area remain overpriced and vulnerable to additional interest rate increases. Abroad, we have begun to see some improving data points in both Europe and China which should serve to boost many of our multinational business holdings. Though we acknowledge that our own country has a full plate of issues to be addressed, the key metrics driving the markets continue to be on a strong and gradual uptrend. Housing continues to put up double-digit year-over-year advances – though still far off the highs of 2005 and 2006. Unemployment and initial jobless claims continue to trend lower while jobs are slowly but steadily being added. Our budget deficit as a percent of GDP is projected to experience its fastest improvement since the period immediately following World War II and consumer confidence has once again edged higher to pre-recession levels.

We welcome and encourage you to contact us with any questions, concerns or comments. Please call us directly at 617-523-3588 or visit our website, www.northeastinvest.com/growthfund, where you can view the Fund’s closing price, composition, and historical performance. If you follow your investments online, the ticker symbol for the Fund is NTHFX. Our lines of communication are always open to our most important partners, you our fellow shareholders. We continue to appreciate your support.

William A. Oates, Jr.

August, 2013

2	www.northeastinvest.com

Northeast Investors Growth Fund	Portfolio Update
June 30, 2013 (Unaudited)

Average Annual Total Return (For the Period Ended June 30, 2013)

	1 Year	5 Year	10 Year	Since Inception*	Expense Ratio
Northeast Investors Growth Fund	11.45%	1.52%	5.47%	9.28%	1.38%
S&P 500® Total Return Index	20.60%	7.01%	7.30%	8.52%

*	Fund Inception: October 27, 1980.

Performance Graph

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares to the cumulative total return on the Standard & Poor’s 500® Index, assuming an investment of $10,000 in both at their closing prices on December 31, 2002 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management’s discussion of the Fund’s performance for the six months ended June 30, 2013, including strategies and market conditions which influenced such performance, see the Shareholder Letter.

	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012	Six Months Ended June 30, 2013
Northeast Investors Growth Fund	$12,839	$13,938	$15,525	$16,959	$19,316	$11,279	$14,555	$16,939	$15,610	$17,549	$18,770
S&P 500® Total Return Index	$12,868	$14,269	$14,970	$17,334	$18,286	$11,521	$14,570	$16,764	$17,118	$19,858	$22,603

Semi-Annual Report | June 30, 2013	3

Northeast Investors Growth Fund	Portfolio Update
June 30, 2013 (Unaudited)

Returns and Per Share Data

	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012	Six Months Ended June 30, 2013
Net Asset Value	15.26	16.52	18.40	20.10	20.19	11.74	15.15	17.60	16.22	16.67	17.83
Dividend Dist.	0.03	0.05	0.00	0.00	0.04	0.05	0.00	0.03	0.00	0.10	0.00
Capital Gains Dist.	0.00	0.00	0.00	0.00	2.60	0.00	0.00	0.00	0.00	1.47	0.00
NEIG Return (%)	28.39%	8.56%	11.38%	9.24%	13.90%	-41.61%	29.05%	16.38%	-7.84%	12.42%	6.96%
S&P 500® Return (%)	28.68%	10.88%	4.91%	15.79%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	13.82%

4	www.northeastinvest.com

Northeast Investors Growth Fund	Portfolio Update
June 30, 2013 (Unaudited)

Ten Largest Investment Holdings

	Market Value	Percent of Net Assets
Visa, Inc., Class A	$3,033,650	4.20%
CVS Caremark Corp.	2,544,510	3.53%
Union Pacific Corp.	2,514,764	3.48%
Perrigo Co.	2,395,800	3.32%
Walt Disney Co.	2,369,704	3.28%
Schlumberger Ltd.	2,092,472	2.90%
Mondelez International, Inc., Class A	2,086,970	2.89%
Honeywell International, Inc.	2,062,840	2.86%
Akamai Technologies, Inc.	2,061,547	2.86%
Apple, Inc.	2,033,871	2.82%

Summary of Sector Weightings as a Percentage of Net Assets

Percent of Net Assets
Financial	20.04%
Consumer, Cyclical	15.50%
Industrial	11.68%
Technology	11.42%
Consumer, Non-Cyclical	20.33%
Energy	11.28%
Communications	8.94%
Cash, Cash Equivalents, & Other Net Assets	0.81%
Total	100.00%

Semi-Annual Report | June 30, 2013	5

Northeast Investors Growth Fund	Portfolio Update
June 30, 2013 (Unaudited)

Summary of Net Assets by Industry

	Market Value	% of Net Assets
Common Stocks
Retail	$9,361,261	12.97%
Oil & Gas Equipment	8,144,647	11.28%
Banks	6,825,006	9.46%
Pharmaceuticals	5,896,448	8.17%
Diversified Financial Services	4,522,253	6.26%
Internet	4,087,080	5.66%
Software	4,058,347	5.63%
Food	3,826,851	5.30%
Real Estate Investment Trusts	3,112,138	4.32%
Computers	3,094,409	4.29%
Transportation	2,514,764	3.48%
Media	2,369,704	3.28%
Electronics	2,062,840	2.86%
Apparel	1,824,417	2.53%
Healthcare Products	1,684,112	2.33%
Miscellaneous Manufacturing	1,676,637	2.32%
Beverages	1,649,533	2.29%
Biotechnology	1,618,236	2.24%
Machinery-Diversified	1,271,562	1.76%
Semiconductors	1,085,647	1.50%
Machinery-Construction & Mining	907,390	1.26%
Total Common Stocks	71,593,282	99.19%
Total Cash Equivalents	816,334	1.13%
Total Investment Portfolio	72,409,616	100.32%
Net Other Assets and Liabilities	(230,330)	-0.32%
Total Net Assets	72,179,286	100.00%

6	www.northeastinvest.com

Northeast Investors Growth Fund	Portfolio Update
June 30, 2013 (Unaudited)

Quarterly Portfolio Holdings

Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Form N-Q available on its website at www.northeastinvest.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC’s Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC’s internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund’s reference number as a registrant under the Investment Company Act of 1940 is 811-3074.

Semi-Annual Report | June 30, 2013	7

Northeast Investors Growth Fund	Disclosure of Fund Expenses
June 30, 2013 (Unaudited)

As a shareholder of the Northeast Investors Growth Fund (the “Fund”), you will incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2013 and held until June 30, 2013.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense Ratios	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period(a)
Northeast Investors Growth Fund
Actual Return	1.22%	$1,000.00	$1,069.60	$6.26
Hypothetical Return (5% return before expenses)	1.22%	$1,000.00	$1,018.74	$6.11

(a)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365.

8	www.northeastinvest.com

Northeast Investors Growth Fund	Schedule of Investments
June 30, 2013 (Unaudited)

Description	Shares	Value $
COMMON STOCKS - 99.19%

Communications - 8.94%

Internet - 5.66%
Amazon.com, Inc.(a)	4,700	$1,305,143
Facebook, Inc., Class A(a)	49,400	1,228,084
Google, Inc., Class A(a)	1,765	1,553,853

		4,087,080

Media - 3.28%
Walt Disney Co.	37,525	2,369,704

Total Communications		6,456,784

Consumer, Cyclical - 15.50%

Apparel - 2.53%
VF Corp.	9,450	1,824,417

Retail - 12.97%
CVS Caremark Corp.	44,500	2,544,510
Lowe’s Cos, Inc.	40,100	1,640,090
McDonald’s Corp.	18,550	1,836,450
Target Corp.	25,700	1,769,702
Williams-Sonoma, Inc.(b)	28,100	1,570,509

		9,361,261

Total Consumer, Cyclical		11,185,678

Consumer, Non-Cyclical - 20.33%

Beverages - 2.29%
Diageo PLC, ADR	14,350	1,649,533

Biotechnology - 2.24%
Gilead Sciences, Inc.(a)	31,600	1,618,236

Food - 5.30%
Mondelez International, Inc., Class A	73,150	2,086,970
Nestle SA, ADR	26,450	1,739,881

		3,826,851

Healthcare-Products - 2.33%
Covidien PLC	26,800	1,684,112

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report | June 30, 2013	9

Northeast Investors Growth Fund	Schedule of Investments
June 30, 2013 (Unaudited)

Description	Shares	Value $
Consumer, Non-Cyclical - 20.33% (continued)
Pharmaceuticals - 8.17%
Abbott Laboratories	43,600	$1,520,768
Novartis AG, ADR	28,000	1,979,880
Perrigo Co.	19,800	2,395,800

		5,896,448

Total Consumer, Non-Cyclical		14,675,180

Energy - 11.28%

Oil & Gas - 5.57%
Chevron Corp.	13,500	1,597,590
Exxon Mobil Corp.	18,232	1,647,261
Noble Corp.	20,800	781,664

		4,026,515

Oil & Gas Services - 5.71%
National Oilwell Varco, Inc.	29,400	2,025,660
Schlumberger Ltd.	29,200	2,092,472

		4,118,132

Total Energy		8,144,647

Financial - 20.04%

Banks - 9.46%
Citigroup, Inc.	35,400	1,698,138
Goldman Sachs Group, Inc.	11,400	1,724,250
JPMorgan Chase & Co.	35,100	1,852,929
Wells Fargo & Co.	37,550	1,549,689

		6,825,006

Diversified Financial Services - 6.26%
T. Rowe Price Group, Inc.	20,350	1,488,603
Visa, Inc., Class A	16,600	3,033,650

		4,522,253

Real Estate Investment Trusts - 4.32%
American Tower Corp., Class A	22,831	1,670,544
Weyerhaeuser Co.	50,600	1,441,594

		3,112,138

Total Financial		14,459,397

Industrial - 11.68%

Electronics - 2.86%
Honeywell International, Inc.	26,000	2,062,840

See accompanying notes which are an integral part of these financial statements.

10	www.northeastinvest.com

Northeast Investors Growth Fund	Schedule of Investments
June 30, 2013 (Unaudited)

Description	Shares	Value $
Industrial - 11.68% (continued)
Machinery-Construction & Mining - 1.26%
Caterpillar, Inc.	11,000	$907,390

Machinery-Diversified - 1.76%
Deere & Co.	15,650	1,271,562

Miscellaneous Manufacturing - 2.32%
General Electric Co.	72,300	1,676,637

Transportation - 3.48%
Union Pacific Corp.	16,300	2,514,764

Total Industrial		8,433,193

Technology - 11.42%

Computers - 4.29%
Apple, Inc.	5,135	2,033,871
EMC Corp.	44,900	1,060,538

		3,094,409

Semiconductors - 1.50%
ASML Holding N.V.	13,725	1,085,647

Software - 5.63%
Akamai Technologies, Inc.(a)	48,450	2,061,547
Oracle Corp.	65,000	1,996,800

		4,058,347

Total Technology		8,238,403

Total Common Stocks (Cost $55,605,782)		71,593,282

Description	Shares	Value $
REPURCHASE AGREEMENT - 1.13%

Repurchase agreement with State Street Bank & Trust Co., dated 06/28/13 due 07/01/13 at 0.01%. Collateralized by U.S. Treasury Securities with various maturity dates, with a Collateral value of $836,461 (Repurchase proceeds of $816,334)	816,334	816,334

Total Repurchase Agreement (Cost $816,334)		816,334

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report | June 30, 2013	11

Northeast Investors Growth Fund	Schedule of Investments
June 30, 2013 (Unaudited)

Description	7 Day Yield	Shares	Value $
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 0.63%
State Street Navigator Securities Lending Prime Portfolio(c)	0.17%	455,882	$455,882

Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $455,882)			455,882

Total Investments - 100.95% (Cost $56,877,998)			72,865,498

Other Liabilities in Excess of Assets - (0.95)%			(686,212)

Total Net Assets - 100.00%			$72,179,286

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	All or a portion of the security is on loan as of June 30, 2013.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note K)

See accompanying notes which are an integral part of these financial statements.

12	www.northeastinvest.com

Northeast Investors Growth Fund	Statement of Assets and Liabilities
June 30, 2013 (Unaudited)

ASSETS:
Investments*, at market value (Cost $56,874,016)	$72,865,498
Dividends receivable	64,523
Receivable for shares sold	535
Other receivables	16,063
Total Assets	72,946,619

LIABILITIES:
Collateral on securities loaned, at value (Note J)	455,882
Payable for shares redeemed	173,756
Accrued investment advisory fee	38,416
Accrued insurance	30,764
Accrued audit expense	25,537
Accrued printing fees	12,598
Accrued administration fees	7,973
Accrued legal fees	6,776
Accrued commitment fees	4,873
Accrued other expenses	10,758
Total Liabilities	767,333
NET ASSETS	$72,179,286

NET ASSETS CONSISTS OF:
Paid-in capital	$49,680,342
Undistributed net investment income	257,071
Accumulated net realized gain	6,254,373
Net unrealized appreciation on investments	15,987,500
NET ASSETS	$72,179,286

Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	4,048,648
Net Asset Value, offering and redemption price per share	$17.83

*At June 30, 2013, securities with a market value of $445,052, were on loan to qualified institutions.

See accompanying notes which are an integral part of these financial statements.
Semi-Annual Report | June 30, 2013	13

Northeast Investors Growth Fund	Statement of Operations
For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $22,337)	$658,754
Securities lending income	2,215
Total Investment Income	660,969

EXPENSES:
Investment advisory fee (Note D)	234,901
Administrative fees (Note C)	48,101
Transfer agent fees (Note C)	42,802
Audit fees	22,437
Legal fees	21,097
Trustee fees	15,550
Printing fees	13,765
Insurance	13,182
Custodian fees	10,384
Registration and filing fees	8,722
Commitment fees	5,919
Interest expense	4,164
Retirement	2,664
Miscellaneous fees	7,929
Total Expenses	451,617
Net Investment Income	209,352

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment transactions	6,254,373
Net change in unrealized depreciation on investments	(1,392,678)
Net Gain on Investments	4,861,695
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,071,047

See accompanying notes which are an integral part of these financial statements.
14	www.northeastinvest.com

Northeast Investors Growth Fund	Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$209,352	$338,155
Net realized gain on investment transactions	6,254,373	6,455,280
Net change in unrealized appreciation (depreciation) on investments	(1,392,678)	2,432,183
Net Increase in Net Assets Resulting from Operations	5,071,047	9,225,618

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(408,312)
From net realized gains on investments	–	(6,012,636)
Net Decrease in Net Assets from Distributions	–	(6,420,948)

FUND SHARE TRANSACTIONS:
Proceeds from sale of shares	594,649	1,261,243
Reinvestment of distributions	–	5,731,017
Cost of shares redeemed	(6,502,009)	(12,972,016)
Net Decrease in Net Assets from Fund Share Transactions	(5,907,360)	(5,979,756)

Net Decrease in Net Assets	(836,313)	(3,175,086)

NET ASSETS:
Beginning of period	73,015,599	76,190,685

End of period*	$72,179,286	$73,015,599

*Includes accumulated undistributed net investment income:	$257,071	$47,719

See accompanying notes which are an integral part of these financial statements.
Semi-Annual Report | June 30, 2013	15

Northeast Investors Growth Fund

NET ASSET VALUE, BEGINNING OF PERIOD
INVESTMENT OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from Investment Operations

LESS DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
From net realized gains
Total Distributions

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in 000s)
Ratio to average daily net assets:
Expenses
Net investment income
PORTFOLIO TURNOVER RATE

(a)	Average share method used to calculate per share data.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.
16	www.northeastinvest.com

Financial Highlights
For a share outstanding through the periods presented

Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
$16.67	$16.22	$17.60	$15.15	$11.74	$20.19

0.05	0.08	0.02	0.01	0.02	0.05
1.11	1.94	(1.40)	2.47	3.39	(8.45)
1.16	2.02	(1.38)	2.48	3.41	(8.40)

–	(0.10)	–	(0.03)	–	(0.05)
–	(1.47)	–	–	–	–
–	(1.57)	–	(0.03)	–	(0.05)

$17.83	$16.67	$16.22	$17.60	$15.15	$11.74

6.96%	12.42%	(7.84)%	16.38%	29.05%	(41.61)%

$72,179	$73,016	$76,191	$93,264	$92,364	$78,453

1.22%(c)	1.38%	1.40%	1.39%	1.60%	1.27%
0.56%(c)	0.44%	0.14%	0.03%	0.16%	0.29%
20%	36%	49%	15%	36%	45%

Semi-Annual Report | June 30, 2013	17

Northeast Investors Growth Fund	Notes to Financial Statements
June 30, 2013 (Unaudited)

NOTE A–ORGANIZATION

Northeast Investors Growth Fund (the “Fund”) is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund’s objective is to produce long-term capital appreciation for its shareholders. The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and which are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.

NOTE B–SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies of the Fund, which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) are as follows:

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges or last sales price. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost, which approximates market value with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available or are deemed unreliable (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to determine fair value of securities may include, but are not limited to, contractual restrictions, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers and/or pricing services and information obtained from analysts. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. EST. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At June 30, 2013 there were no securities priced at fair value as determined in good faith.

Investment Transactions: Investment transactions are accounted for as of trade date. Realized gains and losses on investments sold are determined on the basis of identified cost.

18	www.northeastinvest.com

Northeast Investors Growth Fund	Notes to Financial Statements
June 30, 2013 (Unaudited)

Investment Income: Interest income, which consists of interest from repurchase agreements is accrued and recorded on a daily basis including amortization of premiums, accretion of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date, net of applicable withholding taxes.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code of 1986, as amended, and its policy is to distribute substantially all of its taxable income, including net realized capital gains, within the prescribed time periods.

As of and during the six months ended June 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognized interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for tax years 2009 through 2012.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Dividends and Distributions to Shareholders: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. The Fund’s distributions and dividend income are recorded on the ex-dividend date.

Indemnification: In the normal course of business, the Fund may enter into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements in unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Subsequent Events: In accordance with U.S. GAAP, management has evaluated subsequent events through the date these financial statements were issued. All subsequent events determined to be relevant and material to these financial statements as a whole have been accordingly disclosed.

NOTE C–FUND ADMINISTRATION, ACCOUNTING, TRANSFER AGENCY AND SHAREHOLDER SERVICING

ALPS Fund Services, Inc. (“ALPS”) serves as Fund administrator for which it is compensated by the Fund. ALPS also serves as fund accountant, transfer agent and shareholder servicing agent. ALPS carries out all functions related to the maintenance of shareholder accounts, acquisition and redemption of shares and mailings to shareholders. ALPS also determines the Fund’s Net Asset Value.

Semi-Annual Report | June 30, 2013	19

Northeast Investors Growth Fund	Notes to Financial Statements
June 30, 2013 (Unaudited)

Northeast Management & Research Company, Inc. (“NMR”) provides the Fund with the services of a Chief Compliance Officer and anti-money laundering officer.

NOTE D–INVESTMENT ADVISORY AND SERVICE CONTRACT

The Fund has an investment advisory and service contract with NMR (the “Advisor”). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1.00% of the first $10,000,000 of the Fund’s average daily net assets, 3/4 of 1.00% of the next $20,000,000 and 1/2 of 1.00% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment.

Under the Fund’s Investment Advisory Agreement (the “Agreement”), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund’s organization. Compensation to officers of the Fund or Advisor for services rendered to the Fund or to the Advisor are paid by the Advisor. Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis, the Fund’s disinterested Trustees, are not officers or directors of the Advisor. The compensation of all disinterested Trustees of the Fund is borne by the Fund.

NOTE E–PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $15,124,147 and $20,337,852, respectively, for the six months ended June 30, 2013.

NOTE F–FUND SHARE TRANSACTIONS

At June 30, 2013, there was an unlimited number of fund share transactions authorized with no par value. Transactions in shares of beneficial interest were as follows:

	6/30/2013 (Unaudited)	12/31/2012
Shares sold	33,722	70,793
Shares reinvested	–	341,946
Shares redeemed	(365,532)	(730,484)

Net decrease in shares outstanding	(331,810)	(317,745)

NOTE G–LINE OF CREDIT

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At June 30, 2013, the Fund had an unused line of credit amounting to $10,000,000. In addition the Fund pays a commitment fee of 0.125% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed line of credit may be terminated at the bank’s option at the annual renewal date.

The following information relates to aggregate short-term borrowings during the six months ended June 30, 2013:

Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period)	$959,464
Weighted average interest rate	1.41%

20	www.northeastinvest.com

Northeast Investors Growth Fund	Notes to Financial Statements
June 30, 2013 (Unaudited)

NOTE H–TAX BASIS INFORMATION

The tax character of distributions paid for the year ended December 31, 2012 were as follows:

Distributions Paid From:	2012
Ordinary Income	$408,312
Long Term Capital Gains	6,012,636

Total	$6,420,948

At June 30, 2013 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Cost of Investments for income tax purposes	$56,874,016

Aggregate Gross appreciation	$16,600,405
Aggregate Gross depreciation	(612,905)

Net unrealized appreciation	$15,987,500

NOTE I–REPURCHASE AGREEMENT

On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

NOTE J–SECURITIES LENDING

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 2013, the value of securities loaned and the value of collateral was $445,052 and $455,882, respectively. During the six months ended June 30, 2013, income from securities lending amounted to $2,215.

NOTE K–OFFSETTING ARRANGEMENTS

The Fund manages counterparty risk by entering into enforceable collateral arrangements with counterparties to repurchase agreements and securities lending agreements. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement. The following table presents repurchase agreement instruments and securities lending agreements that are subject to collateral arrangements as of June 30, 2013.

Semi-Annual Report | June 30, 2013	21

Northeast Investors Growth Fund	Notes to Financial Statements
June 30, 2013 (Unaudited)

				Gross Amounts Not Offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged	Net Amount
Repurchase Agreement	$816,334	$–	$816,334	$(816,334)	$–	$–
Total	$816,334	$–	$816,334	$(816,334)	$–	$–

				Gross Amounts Not Offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged	Net Amount
Securities Lending Collateral	$455,882	$–	$455,882	$(455,882)	$–	$–
Total	$455,882	$–	$455,882	$(455,882)	$–	$–

*	These amounts do not include the excess of collateral received/pledged.

NOTE L–FAIR VALUE MEASUREMENTS

Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Fund’s investments are summarized in the following fair value hierarchy:

Level 1	-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	-

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	-

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the

22	www.northeastinvest.com

Northeast Investors Growth Fund	Notes to Financial Statements
June 30, 2013 (Unaudited)

market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended June 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following table summarizes the Fund’s investments as of June 30, 2013, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total
Common Stocks	$71,593,282	$–	$–	$71,593,282
Repurchase Agreement	–	816,334	–	816,334
Investments Purchased with Cash Collateral From Securities Loaned	455,882	–	–	455,882
TOTAL	$72,049,164	$816,334	$–	$72,865,498

For the six months ended June 30, 2013, there have been no significant changes to the Fund’s fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the six months ended. It is the Fund’s policy to recognize transfers at the end of the reporting period.

For the six months ended June 30, 2013, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

Semi-Annual Report | June 30, 2013	23

Northeast Investors Growth Fund	Additional Information
June 30, 2013 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-755-6344, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30th is available without charge upon request by calling toll-free 1-855-755-6344, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-855-755-6344. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	www.northeastinvest.com

Northeast Investors Growth Fund	Board Approval of Investment Advisory Contract
June 30, 2013 (Unaudited)

At its meeting held on May 17, 2013, the Board of Trustees of the Fund, including the Independent Trustees voting separately, voted to approve a one year renewal of the Fund’s investment management agreement with Northeast Management & Research Company, Inc. (the “Investment Adviser”).

In reaching its decision, the Board considered information furnished to the Board at prior Board meetings, as well as information prepared specifically in connection with the annual contract review process. The Board also observed that there is a range of investment options available to shareholders of the Fund, including other mutual funds, and that the Fund’s shareholders have chosen to invest in the Fund. The Trustees reviewed and evaluated all information and factors they believed, in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment, to be relevant and appropriate. The Board’s decision to approve the renewal was not based on any single factor. Each Trustee may have weighed certain factors differently.

The Investment Adviser presented detailed information to Board. Such information included (i) information confirming the financing condition of the Investment Adviser and the Investment Adviser’s profitability derived from its relationship with the Fund; (ii) a description of the personnel and services provided by the Investment Adviser; (iii) comparative information on investment performance fees and expenses; and (iv) information regarding brokerage and portfolio transactions.

The Board reviewed and considered the nature, extent and quality of services rendered to the Fund by the Investment Adviser. The Board took into account information furnished at meetings throughout the year as well as the materials furnished specifically in connection with the annual review process. The Board considered the background and experience of the Investment Adviser’s management team, and steps taken during the prior year to strengthen the investment process, enhance compliance and improve the shareholder service experience. The Board also reviewed and considered the qualifications of the current and anticipated portfolio managers to manage the portfolio of the Fund, including their history managing investments generally and growth oriented investments in particular, as well as the background and expertise of the key personnel and amount of time they would be able to devote to the affairs of the Fund. The Board concluded, in light of the particular requirements of the Fund, it was satisfied with the professional qualifications and overall commitment to the Fund of the anticipated portfolio management team and overall, was generally satisfied with the nature, extent and quality of investment advisory services provided to the Fund by the Investment Adviser.

The Board reviewed and considered the historical investment performance for the year-to-date, 1-year, 3-year, 5-year and 10-year periods, including comparative information against indexes and peer funds as determined by a third party, which reflected that the Fund’s performance was at or near the bottom of the peer group for those periods. The Board concluded that while the performance was disappointing relative to the index and peer measures, the differences were explainable based on the Investment Adviser’s investment approach and the Fund’s investment strategy. The Board determined that in light of the information taken as a whole and the nature of the investment program of the Fund, the investment performance was reasonable.

Semi-Annual Report | June 30, 2013	25

Northeast Investors Growth Fund	Board Approval of Investment Advisory Contract
June 30, 2013 (Unaudited)

The Board reviewed and considered information provided by the Investment Adviser about fees, income and expenses, and the Investment Adviser’s profitability derived from its relationship with the Fund. The Board determined that the Investment Adviser is solvent and in a position to perform the ongoing responsibilities to the Fund, and that the profitability to the Investment Adviser under the agreement was not unreasonable.

The Board reviewed and considered the total advisory fees and the effective investment advisory fee rate paid by the Fund in the context of potential economies of scale that might be realized by the Fund and noted the current advisory fee schedule contains breakpoints.

The Board reviewed and considered the investment advisory fees or other payments received by the Investment Adviser from the Fund and the Fund’s expense ratio. The Board reviewed and considered the aggregate fees paid during the prior year by the Fund to the Investment Adviser, as well as comparative fee information for other funds in its peer group, as determined by a third party. The Board concluded that while the Fund’s net expense ratio for the most recently completed fiscal year was above the group’s median and higher than 7 out of 11 funds in the selected peer group, most of those funds were larger and thus able to spread costs over a larger asset base. After carefully considering the information provided and the factors noted above, the Board concluded that, in light of the services provided, the Fund’s fees paid to the Investment Adviser were fair.

26	www.northeastinvest.com

Intentionally Left Blank

Intentionally Left Blank

TRUSTEES

William A. Oates, Jr.

Michael Baldwin

John C. Emery

F. Washington Jarvis

OFFICERS

William A. Oates, Jr., President

Robert B. Minturn, Vice President, Clerk & Chief Legal Officer

John F. Francini, Jr., Vice President & Chief Financial Officer

Richard G. Manoogian, Vice President & Chief Compliance Officer

Nancy M. Mulligan, Vice President

Robert M. Kane, Vice President

INVESTMENT ADVISOR

Northeast Management & Research Company, Inc.

100 High Street

Boston, Massachusetts 02110

CUSTODIAN

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

LEGAL COUNSEL

Wilmer Cutler Pickering Hale and Dorr LLP

60 State Street

Boston, Massachusetts 02109

TRANSFER AGENT

ALPS Fund Services, Inc.

1290 Broadway Suite 1100

Denver, Colorado 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP

226 Causeway Street

Boston, Massachusetts 02114

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Past performance is not predictive of future results. You may lose money by investing in the Fund. The information in this report should not be construed as a recommendation to purchase or sell a particular security, and there is no assurance the securities described remain part of the Fund’s portfolio today.

For a free copy of the Fund’s proxy voting guidelines and proxy voting record visit www.northeastinvest.com/growthfund/proxypolicy.shtml, call 855-755-NEIG (6344) or visit the Securities and Exchange Commission (SEC)’s website at www.sec.gov.

Shares of the Fund are sold to investors at net asset value by

Northeast Investors Growth Fund
100 High Street
Boston, Massachusetts 02110
855-755-NEIG (6344)
www.northeastinvest.com
Must be preceded or accompanied by a prospectus.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northeast Investors Growth Fund

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr., President
(principal executive officer)

Date:	September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William A. Oates, Jr.
William A. Oates, Jr., President
(principal executive officer)

Date:	September 5, 2013

By:	/s/ John F. Francini, Jr.
John F. Francini, Jr., Chief Financial Officer
(principal financial officer)

Date:	September 5, 2013